Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	£ 2,199	£ 2,199
Property, plant and equipment	178	197
Deferred tax asset	112	113
Total non-current assets	2,489	2,509
Current assets
Prepayments, accrued income and other receivables	1,020	922
Current income tax receivable	4,266	4,594
Cash and cash equivalents	8,443	6,749
Total current assets	13,729	12,265
Total assets	16,218	14,774
Capital and reserves
Share capital and share premium	171,673	151,827
Other reserves	86,407	78,421
Accumulated deficit	(250,696)	(224,294)
Total equity attributable to equity holders of the Company	7,384	5,954
Non-current liabilities
Provisions	58	37
Lease liabilities	79	117
Total non-current liabilities	137	154
Current liabilities
Trade payables	1,098	2,705
Payroll taxes and social security	185	134
Accrued expenditure	4,735	5,714
Lease liabilities	75	73
Provisions	0	40
Derivative financial instruments	2,604	0
Total current liabilities	8,697	8,666
Total liabilities	8,834	8,820
Total equity and liabilities	£ 16,218	£ 14,774